UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 144,151	$ 128,878
Restricted cash	56	84
Inventory	4,075	3,656
Receivables due from related parties	522	166
Other current assets	8,886	25,061
Total current assets	157,690	157,845
Non-current assets
Derivative instruments	3,100	109
Vessel purchase prepayment	0	289,600
Vessels and equipment, net	2,378,876	1,856,461
Other fixed assets	4	5
Total non-current assets	2,381,980	2,146,175
Total assets	2,539,670	2,304,020
Current liabilities
Current portion of long-term debt	(77,674)	(64,466)
Derivative instruments	(12,958)	(23,434)
Payables due to related parties	(376)	(312)
Accounts payable	(665)	(3,373)
Other current liabilities	(40,624)	(40,247)
Total current liabilities	(132,297)	(131,832)
Non-current liabilities
Long-term debt	(1,555,348)	(1,337,013)
Total non-current liabilities	(1,555,348)	(1,337,013)
Total liabilities	(1,687,645)	(1,468,845)
Equity
Share capital (June 30, 2021: 54,110,584 (December 31, 2020: 54,110,584) shares issued, par value $0.10 per share)	(5,411)	(5,411)
Treasury shares	7,297	1,661
Additional paid in capital	(1,190,251)	(1,190,333)
Accumulated deficit	336,340	358,908
Total equity	(852,025)	(835,175)
Total equity and liabilities	$ (2,539,670)	$ (2,304,020)